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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21978


                   	  Pioneer Series Trust VI
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                Pioneer Floating Rate Fund
                Schedule of Investments  1/31/09 (unaudited)


         Floating                                                      Value
Principal  Rate (b)
Amount   (unaudited)
                COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7 %
                Banks - 0.7 %
                Thrifts & Mortgage Finance - 0.7 %
$250,000        SBA CMBS Trust, 6.709%, 11/15/36                      $ 193,750
                Total Banks                                           $ 193,750
                TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                (Cost  $225,196)                                      $ 193,750

                CORPORATE BONDS - 5.2 %
                Energy - 2.0 %
                Oil & Gas Equipment & Services - 0.8 %
500,000 5.7800  Sevan Marine ASA, Floating Rate Fund, 5/14/13 (144A)  $ 235,000
                Oil & Gas Exploration & Production - 1.2 %
500,000 7.5075  Sandridge Energy, Inc., Floating Rate Fund, 4/1/14    $ 326,455
                Total Energy                                          $ 561,455
                Materials - 0.3 %
                Diversified Metals & Mining - 0.3 %
100,000 5.8825  Freeport-McMoran Copper & Gold, Inc., Floating Rate Fu$ 71,000
                Total Materials                                       $ 71,000
                Capital Goods - 1.7 %
                Aerospace & Defense - 0.2 %
100,000         Aeroflex, Inc., 11.75%, 2/15/15 (144A)                $ 70,000
                Construction & Engineering - 1.4 %
500,000         Mastec, Inc., 7.625%, 2/1/17                          $ 400,000
                Total Capital Goods                                   $ 470,000
                Transportation - 0.1 %
                Airlines - 0.1 %
22,680          Continental Airlines, Inc., 7.461%, 4/1/13            $ 15,876
                Total Transportation                                  $ 15,876
                Health Care Equipment & Services - 0.1 %
                Health Care Equipment - 0.1 %
50,000  6.3025  Universal Hospital Services, Floating Rate Fund, 6/1/1$ 33,500
                Total Health Care Equipment & Services                $ 33,500
                Diversified Financials - 0.4 %
                Specialized Finance - 0.4 %
150,000         International Lease Finance Corp., 6.625%, 11/15/13   $ 111,166
                Total Diversified Financials                          $ 111,166
                Insurance - 0.8 %
                Property & Casualty Insurance - 0.8 %
250,000 7.1894  Blue Fin Ltd., Floating Rate Note, 4/10/12            $ 214,575
                Total Insurance                                       $ 214,575
                TOTAL CORPORATE BONDS
                (Cost  $2,149,047)                                    $1,477,572

                SENIOR FLOATING RATE LOAN INTERESTS - 84.0 % **
                Energy - 1.3 %
                Integrated Oil & Gas - 0.6 %
239,400 8.0000  Hudson Products Holdings, Inc., Term Loan, 8/24/15    $ 178,353
                Oil & Gas Equipment & Services - 0.3 %
214,809 8.5000  Express Energy Services LP, Term Loan, 7/11/13        $ 96,664
                Oil & Gas Exploration & Production - 0.3 %
200,000 6.2500  Venoco, Inc., Second Lien Loan, 9/20/11               $ 94,500
                Total Energy                                          $ 369,517
                Materials - 7.0 %
                Aluminum - 0.5 %
170,148 3.4600  Novelis Corp., U.S. Term Loan, 7/6/14                 $ 108,554
77,340  3.4600  Novelis, Inc., Canadian Term Loan, 7/6/14               49,343
                                                                      $ 157,897
                Diversified Chemical - 0.6 %
250,000 2.2213  Huntsman Corp., New Term B Loan, 4/21/14              $ 177,617

                Paper Packaging - 1.5 %
197,985 4.5081  Graham Packaging Co., New Term Loan, 10/7/11          $ 159,818
295,568 3.8557  Graphic Packaging International, Inc., Incremental Ter  254,466
                                                                      $ 414,284
                Paper Products - 2.7 %
876,820 3.2342  Georgia-Pacific Corp., Additional Term B Loan, 12/20/1$ 758,998
                Steel - 1.7 %
352,516 2.9500  Essar Steel Algoma, Inc., Term Loan, 6/20/13          $ 226,492
492,500 5.4613  Niagara Corp., Term Loan, 6/29/14                       258,563
                                                                      $ 485,055
                Total Materials                                       $1,993,851
                Capital Goods - 11.1 %
                Aerospace & Defense - 3.2 %
222,410 5.4375  Aeroflex, Inc., Tranche B-1 Term Loan, 8/15/14        $ 137,894
522,375 5.7802  BE Aerospace, Inc., Tranche B Term Loan, 7/28/14        485,809
108,177 6.2758  DAE Aviation Holding, Inc., Tranche B-1 Loan, 7/31/14   51,384
198,477 2.9100  Spirit Aerosystems, Inc., Term B-1 Loan, 9/30/13        177,141
106,640 4.9193  Standard Aero, Ltd., Tranche B-2 Loan, 7/31/14          50,654
                                                                      $ 902,882
                Construction & Engineering - 3.6 %
1,000,0 10.7500 Custom Buliding Products, Inc., Second Term Loan, 4/20$ 593,750
289,500 7.7075  Goodman Global Holdings, Inc., Term Loan, 2/13/14       238,385
193,487 3.6850  URS Corp., Tranche B Term Loan, 5/15/13                 183,329
                                                                      $1,015,464
                Construction, Farm Machinery & Heavy Trucks - 2.3 %
250,000 3.9375  Accuride Corp., Term Advance, 1/31/12                 $ 178,571
70,611  8.2000  Accuride Corp., Term Advance Loan, 12/16/13             27,185
70,603  8.7000  Accuride Corp., Term Advance, 12/15/14                  27,800
350,000 6.5000  Manitowoc Co., Term B Loan, 8/25/14                     272,563
224,821 4.7106  Rental Service Corp., Initial Term Loan, 11/30/13       141,637
                                                                      $ 647,756
                Industrial Conglomerates - 0.8 %
249,361 3.0986  Kansas City Southern, Term B Advance, 4/28/13         $ 219,853
                Industrial Machinery - 0.7 %
248,111 2.7723  Mueller Water Products, Inc., Term B Loan, 5/26/14    $ 200,660
                Trading Companies & Distributors - 0.6 %
149,616 2.0400  Interline Brands, Inc., Delayed Draw Loan, 6/23/13    $ 95,754
100,000 2.0400  Interline Brands, Inc., Initial Term Loan, 6/23/13      64,000
                                                                      $ 159,754
                Total Capital Goods                                   $3,146,369
                Commercial Services & Supplies - 3.2 %
                Commercial Printing - 0.9 %
13,552  3.2750  Cenveo Corp., Delayed Draw Loan, 6/21/13              $  8,233
406,702 3.2750  Cenveo Corp., Term C Facility, 6/21/13                  247,071
                                                                      $ 255,304
                Diversified Commercial Services - 1.2 %
199,538 6.7500  Allied Security Holdings LLC, Term Loan, 2/23/15      $ 177,589
246,250 3.9915  Asset Acceptance Capital Corp., Tranche B Term Loan, 6  166,219
                                                                      $ 343,808
                Environmental & Facilities Services - 1.0 %
197,985 2.4094  Brickman Holdings, Inc., Tranche B Term Loan, 1/23/14 $ 135,867
246,250 2.3700  Synagro Technologies, Inc., Term Loan, 4/2/14           158,831
                                                                      $ 294,698
                Total Commercial Services & Supplies                  $ 893,810
                Transportation - 1.1 %
                Air Freight & Couriers - 1.1 %
123,148 4.4588  TNT Logistics, Additional Pre-Term Loan, 11/4/13      $ 80,046
369,894 3.4094  TNT Logistics, U.S. Term Loan, 11/4/13                  240,431
                                                                      $ 320,477
                Total Transportation                                  $ 320,477
                Automobiles & Components - 1.5 %
                Auto Parts & Equipment - 1.1 %
293,629 3.1693  Allison Transmission, Inc., Term Loan, 8/7/14         $ 192,013
248,486 3.4071  Lear Corp., Term Loan, 4/25/12                          114,097
                                                                      $ 306,110
                Tires & Rubber - 0.4 %
175,000 2.1400  Goodyear Tire & Rubber Co., Second Term Loan, 4/30/14 $ 129,500
                Total Automobiles & Components                        $ 435,610
                Consumer Durables & Apparel - 3.8 %
                Apparel, Accessories & Luxury Goods - 2.1 %
656,575 2.9750  Hanesbrands, Inc., Term B Loan, 9/5/13                $ 594,201
                Homebuilding - 0.3 %
462,312 8.2500 LandSource Communities Development LLC, Roll up Facili$ 83,051 500,000 8.7500 Landsource Communities Development LLC, Facility Loan, 15,536
                                                                      $ 98,587
                Housewares & Specialties - 1.4 %
246,250 3.9588  Jarden Corp., Term Loan B3, 1/24/12                   $ 216,454
199,500 7.3133  SRAM Corp., Term Loan, 9/30/14                          177,555
                                                                      $ 394,009
                Total Consumer Durables & Apparel                     $1,086,797
                Consumer Services - 1.7 %
                Casinos & Gaming - 1.3 %
166,667 2.0000  Fontaineblue Las Vegas, Delayed Draw Loan, 5/17/14    $ 45,833
333,333 5.4425  Fontaineblue Las Vegas, Initial Term Loan, 6/6/14       91,667
83,333  3.9350  Gateway Casinos & Entertainment, Inc., Delayed Draw Lo  38,437
412,500 3.9350  Gateway Casinos & Entertainment, Inc., Term Advance Lo  190,266
                                                                      $ 366,203
                Education Services - 0.4 %
159,200 7.5000  Bright Horizons Family Solutions, Inc., Tranche B Term$ 108,853
                Total Consumer Services                               $ 475,056
                Media - 8.8 %
                Broadcasting - 1.8 %
149,625 7.2500  FoxCo Acquisition Sub LLC, Term Loan, 7/14/15         $ 82,294
300,000 2.4500  Insight Media Holdings, Ltd., B Term Loan, 4/7/14       262,500
325,000 2.6594  Univision Communication, Inc., Initial Term Loan, 9/29  172,830
                                                                      $ 517,624
                Cable & Satellite - 3.5 %
495,000 3.4421  Charter Communications, Inc., New Term Loan, 3/6/14   $ 379,913
492,500 2.6975  Knology, Inc., Term Loan, 6/30/12                       334,900
298,500 6.5000  MCC Iowa LLC, Tranche E Term Loan, 1/4/16               278,600
                                                                      $ 993,413
                Movies & Entertainment - 1.8 %
297,698 2.1394  AMC Entertainment Inc., Term Loan, 1/26/13            $ 263,339
470,500 3.4600  LodgeNet Interactive Corp., Closing Date Loan, 4/4/14   247,013
                                                                      $ 510,352
                Publishing - 1.6 %
298,125 7.2437  Getty Images, Initial Term Loan, 7/12/15              $ 281,355
277,199 6.7500  RH Donnelley, Inc., Tranche D-1 Term Loan, 6/30/11      177,638
                                                                      $ 458,993
                Total Media                                           $2,480,382
                Retailing - 2.7 %
                Internet Retail - 0.4 %
166,000 6.6400  Ticketmaster Corp., Term B Loan, 7/25/14              $ 122,840
                Specialty Stores - 2.3 %
775,798 3.8487  Sally Holdings LLC, Term B Loan, 11/16/13             $ 648,276
                Total Retailing                                       $ 771,116
                Food & Drug Retailing - 0.3 %
                Drug Retail - 0.3 %
99,750  6.0000  Rite Aid Corp., Tranche 3 Term Loan, 6/4/14           $ 71,820
                Total Food & Drug Retailing                           $ 71,820
                Food, Beverage & Tobacco - 1.5 %
                Packaged Foods & Meats - 1.5 %
296,977 2.9490  Dean Foods Co., Tranche B Term Loan, 4/2/14           $ 268,600
150,000 6.5000  WM Wrigley Jr Co., Tranche B Term Loan, 10/6/14         147,797
                                                                      $ 416,397
                Total Food, Beverage & Tobacco                        $ 416,397
                Household & Personal Products - 14 %
                Household Products - 1.4 %
230,266 1.8907  Central Garden and Pet Co., Tranche B Term Loan, 9/30/$ 159,171
423,269 3.3999  Yankee Candle Co., Inc., Term Loan, 2/6/14              232,798
                                                                      $ 391,969
                Total Household & Personal Products                   $ 391,969
                Health Care Equipment & Services - 11.8 %
                Health Care Equipment - 0.9 %
35,011  6.7500  Fresenius SE, Tranche B2 Term Loan, 9/10/14           $ 33,727
246,231 5.6400  Talecris Biotherapeutics, Inc., Term Loan, 12/6/13      222,531
                                                                      $ 256,258
                Health Care Facilities - 6.1 %
453,663 4.4454 CHS/Community Health Systems, Inc., Funded Term Loan, $ 385,784 23,202 2.9479 CHS/Community Health Systems, Inc., Delayed Draw, 7/25 19,730
297,722 3.7088  HCA, Inc., Tranche B-1 Term Loan, 11/18/13              247,007
490,959 2.1662  Psychiatric Solutions, Inc., Term Loan, 7/2/12          430,203
395,986 3.5967  Sun Health Care Group, Inc., Term Loan, 4/19/14         326,688
80,460  3.4588  Sun Health Care Group, Inc., Synthetic LC Loan, 4/19/1  66,379
241,093 2.7282  United Surgical Partners International, Inc., Tranche   197,696
55,069  2.3400  United Surgical Partners International, Inc., Delayed   45,157
                                                                      $1,718,644
                Health Care Services - 2.8 %
297,111 3.7088  Catalent Pharma Solutions, Inc., Dollar Term Loan, 4/1$ 188,913
64,989  6.7500  Fresenius SE, Tranche B-1 Term Loan, 9/10/14            62,607
244,856 2.4800  Hanger Orthopedic Group, Inc., Tranche B Term Loan, 5/  217,922
384,169 4.4926  Healthsouth Corp., Term Loan, 3/11/13                   337,749
                                                                      $ 807,191
                Health Care Supplies - 1.9 %
118,800 4.7088  Bausch & Lomb, Inc., Parent Term Loan, 4/24/15        $ 99,834
30,000  3.4253  Bausch & Lomb, Inc., Delayed Draw Loan, 4/24/15         25,211
492,500 2.8429  IM US Holdings LLC, Term Loan, 6/26/14                  424,781
                                                                      $ 549,826
                Total Health Care Equipment & Services                $3,331,919
                Pharmaceuticals & Biotechnology - 1.3 %
                Life Sciences Tools & Services - 0.5 %
149,625 5.2500  Life Technologies Corp., Term B Facility, 6/11/16     $ 147,194
                Pharmaceuticals - 0.8 %
245,000 4.5358  Mylan Laboratories, Inc., U.S. Tranche B Loan, 10/1/14$ 224,788
                Total Pharmaceuticals & Biotechnology                 $ 371,982
                Diversified Financials -3.4 %
                Consumer Finance - 0.4 %
141,890 4.2100  Dollar Financial Corp., Canadian Loan, 10/30/12       $ 70,945
104,331 4.2100  Dollar Financial Corp., Delayed Draw Loan, 10/30/12     52,166
                                                                      $ 123,111
                Diversified Financial Services - 0.7 %
248,125 4.9425  Metavante Corp., Term Loan, 11/1/14                   $ 209,045
                Investment Banking & Brokerage - 1.0 %
297,000 4.6963  Morgan Stanley, Term B Loan, 11/20/14                 $ 271,013
                Specialized Finance - 1.2 %
487,344 6.1598  NCO Financial Systems, Term B Advance, 5/15/13        $ 353,324
                Total Diversified Financials                          $ 956,493
                Insurance - 4.0 %
                Insurance Brokers - 3.0 %
246,875 4.4588  Alliant Holdings I, Inc., Term Loan, 8/21/14          $ 195,031
90,440  3.9588  HUB International Holdings, Inc., Delayed Draw Loan, 6  67,151
402,369 3.9588  HUB International Holdings, Inc., Initial Term Loan, 6  298,759
492,500 4.2100  USI Holdings Corp., Tranche B Term Loan, 5/15/14        285,650
                                                                      $ 846,591
                Multi-Line Insurance - 1.0 %
492,500 3.8761  AmWINS Group, Inc., Initial Term Loan, 6/8/13         $ 288,113
                Total Insurance                                       $1,134,704
                Software & Services - 4.4 %
                Application Software - 0.4 %
123,728 2.4100  Nuance Communications, Inc., Term Loan, 3/31/13       $ 102,385
                Internet Software & Services - 0.9 %
299,250 7.2506  Web Service Center, Term Loan, 8/28/14                $ 248,378
                IT Consulting & Other Services - 1.3 %
490,000 3.7072  Sungard Data Systems, Inc., U.S. Term Loan, 2/28/14   $ 383,250
                Systems Software - 1.8 %
482,341 4.4100  Inverness Medical Innovations, Inc., Term Loan, 2/14/1$ 325,580
186,563 6.0000  Macrovision Solutions Corp., Term Loan, 5/2/13          181,898
                                                                      $ 507,478
                Total Software & Services                             $1,241,491
                Technology Hardware & Equipment - 5.5 %
                Communications Equipment - 0.9 %
275,134 3.6796  Commscope, Inc., Term B Loan, 12/26/14                $ 234,552
                Electronic Equipment & Instruments - 2.9 %
302,500 6.7013  Huawei-3Com Co., Ltd., Tranche B Term Loan, 9/28/12   $ 249,563
310,481 2.1600  Itron, Inc., Dollar Term Loan, 4/18/14                  276,328
98,750  7.5000  L-1 Identity Solutions, Inc., Term Loan, 8/15/13        92,578
237,894 4.6600  Scitor Corp., Term Loan, 9/26/14                        210,536
                                                                      $ 829,005
                Electronic Manufacturing Services - 1.7 %
551,513 2.5573  Baldor Electrical Co., Term Loan, 1/31/14             $ 482,180
                Total Technology Hardware & Equipment                 $1,545,737
                Semiconductors - 0.9 %
                Semiconductors - 0.9 %
483,797 3.9313  Freescale Semiconductor Inc., Term Loan, 11/29/13     $ 250,365
                Total Semiconductors                                  $ 250,365
                Telecommunication Services - 4.1 %
                Alternative Carriers - 0.6 %
241,315 2.9094  Paetec Holding Corp., Replacement Loan, 2/28/13       $ 154,844
                Integrated Telecommunication Services - 0.7 %
237,374 3.9517  Stratos Global Corp., Term B Facility, 2/13/12        $ 204,141
19,583  4.4600  Telesat Canada, Inc., U.S. Term II Loan, 10/31/14       15,849
228,012 4.3144  Telesat Canada, Inc., U.S. Term I Loan, 10/31/14        184,527
                                                                      $ 404,517
                Wireless Telecommunication Services - 2.8 %
150,000 3.5117  Centennial Cellular Corp., New Term Loan, 2/9/11      $ 146,039
246,212 6.5000  Leap Wireless, Inc., Term B Loan, 6/16/13               226,131
246,222 4.4858  MetroPCS Wireless, Inc., Tranche B Term Loan, 11/4/13   215,516
                                                                      $ 587,686
                Total Telecommunication Services                      $1,147,047
                Utilities - 3.4 %
                Electric Utilities - 0.6 %
246,875 4.7518  Texas Competitive Electric Holdings Co., LLC,
                   Initial Tranche B-2 Loan, 10/10/13                 $ 172,874
                Independent Power Producer & Energy Traders - 1.4 %
488,819 4.3350  Calpine Corp., First Priority Term Loan, 3/31/14      $ 377,663
91,980  3.4675  Mach Gen, LLC, Synthetic LC Loan, 2/22/13               68,525
242,521 2.6602  NRG Energy, Inc., Term Loan, 2/1/13                     225,296
119,502 2.9588  NRG Energy, Inc., Credit-Linked Loan, 2/1/13            111,014
                                                                      $ 782,498
                Total Utilities                                       $ 955,372
                TOTAL SENIOR FLOATING LOAN INTERESTS
                (Cost  $32,116,248)                                 $23,788,281
Shares
                PREFERRED STOCKS - 0.2 %
                Diversified Financials - 0.2 %
                Diversified Financial Services - 0.2 %
  100           Bank of America Corp., 7.25%, 12/31/49                $ 50,450
                Total Diversified Financials                          $ 50,450
                TOTAL PREFERRED STOCKS
                (Cost  $81,468)                                       $ 50,450
                TOTAL INVESTMENT IN SECURITIES - 90.1%
                (Cost  $34,571,959)(a)                             $25,510,053
                OTHER ASSETS AND LIABILITIES - 9.9%                 $2,801,370
                TOTAL NET ASSETS - 100.0%                          $28,311,423


(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2009, the value of these securities amounted to $305,000 or 1.1% of total net assets.

    **        Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United
                States banks, (iii) the certificate of deposit or
              (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

   (a) At January 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $34,599,359 was as follows:

                Aggregate gross unrealized gain for all investments
                in which there is an excess of value over tax cost   $ 9,891

                Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value (9,099,197)

                Net unrealized loss                               $(9,089,306)

   (b)          Debt obligation with a variable interest rate.
                Rate shown is rate at end of period.

               Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

              Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
                Level 1 - quoted prices in active markets for identical securities
              Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
              Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

                The following is a summary of the inputs used as of January 31, 2009, in valuing the Fund's assets:


Valuation Inputs                                      Investments
                                                      in Securities
Level 1 - Quoted Prices                                 $ 50,450
Level 2 - Other Significant Observable Inputs           25,459,603
Level 3 - Significant Unobservable Inputs                   0
Total                                                  $25,510,053


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust VI

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 31, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 31, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date March 31, 2009

* Print the name and title of each signing officer under his or her signature.